12 Months Ended
Feb. 01, 2015

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION OF

QS BATTERYMARCH EMERGING MARKETS FUND,

EACH DATED FEBRUARY 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund" in order to disclose a lower expense limitation for Class IS share of the fund, which took effect as of August 3, 2015. Expense limitations relating to other share classes of the fund remain unchanged.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	1.00	None	None	None	None	None
Small account fee[3]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees[4]	0.85	0.85	0.85	0.85	0.85	0.85	0.85
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	0.62	0.63	0.53[5]	0.93[5]	0.57[6]	0.66	0.62
Total annual fund operating expenses	1.72	2.48	1.63	2.28	2.42	1.51	1.47
Fees waived and/or expenses reimbursed[7]	(0.47)	(0.48)	(0.38)	(0.78)	(0.42)	(0.56)	(0.62)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.25	2.00	1.25	1.50	2.00	0.95	0.85

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[4]	"Management fees" have been restated to reflect the current management fees.

[5]	"Other expenses" for Class FI and Class R shares have been restated to exclude fees recaptured pursuant to the fund's expense limitation arrangements.

[6]	"Other expenses" for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.

[7]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.25%, 2.00%, 1.25%, 1.50%, 2.00%, 0.95% and 0.85% for Class A, C, FI, R, R1, I and IS shares, respectively, subject to recapture as described below. Acquired fund fees and expenses are subject to the expense limitation arrangements. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. Acquired fund fees and expenses are subject to the arrangement. For the fiscal period ended September 30, 2014, amounts recaptured totaled 0.21% and 0.06% for Class FI and Class R shares, respectively, and these amounts are excluded from other expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	695	1,043	1,413	2,451
Class C (with redemption at end of period)	303	727	1,278	2,781
Class C (without redemption at end of period)	203	727	1,278	2,781
Class FI (with or without redemption at end of period)	127	477	851	1,901
Class R (with or without redemption at end of period)	153	638	1,149	2,555
Class R1 (with or without redemption at end of period)	203	714	1,253	2,726
Class I (with or without redemption at end of period)	97	422	770	1,752
Class IS (with or without redemption at end of period)	87	404	744	1,705